UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

04/30

Date of reporting period: 1/31/14

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 65.13%
	ASSET ALLOCATION FUND - 15.97%
1,481,250	Legg Mason Opportunity Trust	$ 27,284,625

	EQUITY FUNDS - 49.16%
323,624	American Beacon Bridgeway Large Cap Value Fund	6,650,469
11,955	Fidelity Advisor Leveraged Company Stock Fund *	582,785
759,978	Fidelity Large Cap Stock Fund	20,162,218
366,140	Franklin Strategic Series - Franklin Small Cap Growth Fund II	6,652,764
177,118	Hotchkis and Wiley Mid-Cap Value Fund	6,971,364
150,438	JPMorgan Growth and Income Fund	6,285,321
338,003	MFS Equity Opportunities Fund	8,794,840
322,164	Oakmark Fund	19,703,524
266,591	Wells Fargo Advantage Special Mid CapValue Fund	8,187,021
		83,990,306
	TOTAL MUTUAL FUNDS (Cost - $106,944,167)	111,274,931

	EXCHANGE TRADED FUNDS - 34.89%
	EQUITY FUNDS - 34.89%
665,907	Global X Guru Index ETF	16,201,517
323,963	Guggenheim S&P 500 Pure Growth ETF	22,560,783
38,271	Guggenheim S&P Midcap 400 Pure Growth ETF	4,521,336
100,149	Vanguard S&P 500 ETF	16,340,311
	TOTAL EXCHANGE TRADED FUNDS (Cost - $57,772,947)	59,623,947

	SHORT-TERM INVESTMENTS - 0.49%
	MONEY MARKET FUND - 0.49%
834,022	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $834,022)	834,022

	TOTAL INVESTMENTS - 100.51% (Cost - $165,551,136) (a)	$ 171,732,900
	OTHER ASSETS AND LIABILITIES - NET - (0.51)%	(878,286)
	TOTAL NET ASSETS - 100.00%	$ 170,854,614

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $165,562,668 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 6,705,047
	Unrealized depreciation	(534,815)
	Net unrealized appreciation	$ 6,170,232

* Non-income producing
** Money market fund; interest rate reflects seven day effective yield on January 31, 2014.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 18.82%
	GROWTH FUND - 2.81%
26,157	Mairs & Power Growth Fund	$ 2,787,338

	LARGE CAP VALUE FUND - 2.72%
132,086	Akre Focus Fund	2,687,943

	TECHNOLOGY FUND - 10.12%
178,990	Ivy Science and Technology Fund	10,025,259

	VALUE FUND - 3.17%
182,423	Vulcan Value Partners Fund	3,141,316

	TOTAL MUTUAL FUNDS (Cost - $16,638,966)	18,641,856

	EXCHANGE TRADED FUNDS - 80.79%
	EQUITY FUNDS - 16.87%
177,532	First Trust Industrials/Producer Durables AlphaDEX Fund	4,921,187
84,061	iShares U.S. Aerospace & Defense ETF	8,848,261
30,689	Vanguard Industrials ETF	2,946,144
		16,715,592
	FINANCIAL SERVICES - 7.90%
132,429	iShares U.S. Broker-Dealers ETF	4,909,143
61,596	SPDR S&P Capital Markets ETF	2,912,259
		7,821,402
	GROWTH & INCOME - 9.86%
401,467	Global X Guru Index ETF	9,767,692

	HEALTH & BIOTECHNOLOGY - 18.50%
60,825	Powershares Dynamic Biotechnology & Genome Portfolio *	2,552,217
125,049	Powershares Dynamic Pharmaceuticals Portfolio	6,838,930
43,534	SPDR S&P Pharmaceuticals ETF	3,983,361
48,059	Vanguard Health Care ETF	4,949,597
		18,324,105
	INTERNET & TELECOM - 12.32%
82,592	First Trust Dow Jones Internet Index Fund *	4,956,346
175,512	Powershares Dynamic Media Portfolio	4,397,629
42,370	PowerShares NASDAQ Internet Portfolio *	2,852,772
		12,206,747
	LARGE CAP GROWTH - 10.40%
147,968	Guggenheim S&P 500 Pure Growth ETF	10,304,491

	LEISURE INDUSTRY - 4.94%
77,856	Consumer Discretionary Select Sector SPDR Fund	4,890,914

	TOTAL EXCHANGE TRADED FUNDS (Cost - $76,665,505)	80,030,943

	SHORT-TERM INVESTMENTS - 1.25%
	MONEY MARKET FUND - 1.25%
1,230,230	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $1,230,230)	1,230,230

	TOTAL INVESTMENTS - 100.86% (Cost - $93,534,701) (a)	$ 99,903,029
	OTHER ASSETS AND LIABILITIES - NET - (0.86)%	(848,047)
	TOTAL NET ASSETS - 100.00%	$ 99,054,982

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $93,545,349 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 6,899,672
	Unrealized depreciation	(541,992)
	Net unrealized appreciation	$ 6,357,680

* Non-income producing
** Money market fund; interest rate reflects seven day effective yield on January 31, 2014.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 91.58%
	EQUITY FUNDS - 91.58%
107,734	Artisan Global Value Fund	$ 1,593,391
201,102	Dodge & Cox Global Stock Fund	2,228,209
57,508	Fidelity Advisor Overseas Fund	1,256,557
35,497	Harbor Global Growth Fund	783,784
49,509	Hartford International Small Company Fund/The	867,393
78,422	Lazard International Strategic Equity Portfolio	812,448
137,629	Munder International Small-Mid Cap Fund	1,464,370
81,212	Oakmark Global Fund	2,373,827
106,814	Oakmark International Fund	2,713,070
96,303	Oberweis International Opportunities Fund	1,852,868
332,939	Templeton Institutional Funds - Global Equity Series Fund	3,712,269
275,724	Thornburg International Growth Fund	5,848,112
37,746	Wasatch World Innovators Fund	857,579
	TOTAL MUTUAL FUNDS (Cost - $25,951,457)	26,363,877

	EXCHANGE TRADED FUNDS - 7.72%
	EQUITY FUND - 7.72%
52,842	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (Cost - $2,217,467)	2,222,006

	SHORT-TERM INVESTMENTS - 0.81%
	MONEY MARKET FUND - 0.81%
233,798	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $233,798)	233,798

	TOTAL INVESTMENTS - 100.11% (Cost - $28,402,722) (a)	$ 28,819,681
	OTHER ASSETS AND LIABILITIES - NET - (0.11)%	(31,696)
	TOTAL NET ASSETS - 100.00%	$ 28,787,985

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,403,395 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 922,473
	Unrealized depreciation	(506,187)
	Net unrealized appreciation	$ 416,286

** Money market fund; interest rate reflects seven day effective yield on January 31, 2014.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2014

Shares	Description	Value
	MUTUAL FUNDS -93.90%
	DEBT FUNDS - 93.90%
475,291	BlackRock Strategic Income Opportunities Portfolio	$ 4,828,958
942,320	Frost Total Return Bond Fund	10,148,791
537,236	Guggenheim - Floating Rate Income Fund	14,435,528
606,009	JPMorgan Strategic Income Opportunities Fund	7,217,569
952,426	Leader Short-Term Bond Fund	9,552,835
249,177	LKCM Fixed Income Fund (The)	2,733,477
896,540	Metropolitan West Intermediate Bond Fund	9,440,562
342,376	Metropolitan West Total Return Bond Fund	3,653,150
394,634	PIMCO Income Fund	4,885,563
209,570	Rainier Intermediate Fixed Income Portfolio	2,718,119
621,411	TCW Total Return Bond Fund	6,301,110
842,431	Thompson Bond Fund	9,957,536
	TOTAL MUTUAL FUNDS (Cost - $85,926,593)	85,873,198

	EXCHANGE TRADED FUNDS -5.96%
	DEBT FUNDS - 5.96%
108,447	Guggenheim Enhanced Short Duration ETF (Cost - $5,453,474)	5,449,462

	SHORT-TERM INVESTMENTS - 0.37%
	MONEY MARKET FUND - 0.37%
339,621	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $339,621)	339,621

	TOTAL INVESTMENTS - 100.23% (Cost - $91,719,688) (a)	$ 91,662,281
	OTHER ASSETS AND LIABILITIES - NET - (0.23)%	(207,958)
	TOTAL NET ASSETS - 100.0%	$ 91,454,323

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $91,720,417 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 235,654
	Unrealized depreciation	(293,790)
	Net unrealized depreciation	$ (58,136)
** Money market fund; interest rate reflects seven day effective yield on January 31, 2014.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 98.63%
	ASSET ALLOCATION FUNDS - 30.79%
106,479	Berwyn Income Fund	$ 1,484,315
71,776	Bridgeway Managed Volatility Fund	940,989
86,887	Harbor Convertible Securities Fund	961,839
377,270	Neuberger Berman Absolute Return Multi Manager Fund	4,131,110
99,602	Palmer Square Absolute Return Fund	1,000,996
117,993	Sandalwood Opportunity Fund	1,277,861
		9,797,110
	DEBT FUNDS - 67.84%
120,786	Catalyst/Princeton Floating Rate Income Fund	1,273,085
178,353	Guggenheim - Floating Rate Income Fund	4,792,348
191,977	Highland Floating Rate Opportunities Fund	1,551,175
487,764	Homestead Short-Term Bond Fund	2,555,882
403,726	Ivy High Income Fund	3,492,226
411,883	Leader Short-Term Bond Fund	4,131,186
318,487	Osterweis Strategic Income Fund	3,786,810
		21,582,712

	TOTAL MUTUAL FUNDS (Cost - $31,315,057)	31,379,822

	EXCHANGE TRADED FUNDS - 1.00%
	ASSET ALLOCATION FUNDS - 1.00%
6,741	SPDR Barclays Convertible Securities ETF (Cost - $319,092)	318,782

	SHORT-TERM INVESTMENTS - 0.35%
	MONEY MARKET FUND - 0.35%
112,053	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $112,053)	112,053

	TOTAL INVESTMENTS - 99.98% (Cost - $31,746,202) (a)	$ 31,810,657
	OTHER ASSETS AND LIABILITIES - NET - 0.02%	6,300
	TOTAL NET ASSETS - 100.0%	$ 31,816,957

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,761,126 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 160,828
	Unrealized depreciation	(111,297)
	Net unrealized appreciation	$ 49,531

** Money market fund; interest rate reflects seven day effective yield on January 31, 2014.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2014

Shares	Description	Value
SHORT-TERM INVESTMENTS - 100.00%
MONEY MARKET FUND - 100.00%
10	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $10) (a)	$ 10

	TOTAL INVESTMENTS - 100.00% (Cost - $10)	$ 10
	OTHER ASSETS AND LIABILITIES - NET - 0.00%	-
	TOTAL NET ASSETS - 100.00%	$ 10

** Money market fund; interest rate reflects seven day effective yield on January 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2014 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 111,274,931	$ -	$ -	$ 111,274,931
Exchange Traded Funds	59,623,947	-	-	59,623,947
Short-Term Investments	834,022	-	-	834,022
Total	$ 171,732,900	$ -	$ -	$ 171,732,900

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 18,641,856	$ -	$ -	$ 18,641,856
Exchange Traded Funds	80,030,943	-	-	80,030,943
Short-Term Investments	1,230,230	-	-	1,230,230
Total	$ 99,903,029	$ -	$ -	$ 99,903,029

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 26,363,877	$ -	$ -	$ 26,363,877
Exchange Traded Fund	2,222,006	-	-	2,222,006
Short-Term Investments	233,798	-	-	233,798
Total	$ 28,819,681	$ -	$ -	$ 28,819,681

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 69,423,297	$ 16,449,901	$ -	$ 85,873,198
Exchange Traded Fund	5,449,462	-	-	5,449,462
Short-Term Investments	339,621	-	-	339,621
Total	$ 75,212,380	$ 16,449,901	$ -	$ 91,662,281

Pacific Financial Tactical Fund Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 31,379,822	$ -	$ -	$ 31,379,822
Exchange Traded Fund	318,782	-	-	318,782
Short-Term Investments	112,053	-	-	$ 112,053
Total	$ 31,810,657	$ -	$ -	$ 31,810,657

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 10	$ -	$ -	$ 10
Total	$ 10	$ -	$ -	$ 10

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2. It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date

3/27/14

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/27/14